Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 9. RELATED PARTY TRANSACTIONS

On December 30, 2018, Sheng Ying Xin, the sole shareholder of Anytrust, entered into an equity transfer agreement with Jianxin Lin, the Company’s Chief Executive Officer and Chairman of the Board. Because Anytrust was insolvent, Sheng Ying Xin sold 100% of the equity interest it owned in Anytrust to Jianxin Lin for no consideration.

Due from related parties:

As of December 31, 2018, the Company has related party receivables of $184,961, due to advances made on behalf of related parties, including $44,128 due from Sheng Ying Xin (Beijing) Film Industry Co., Ltd., $28,724 from Beijing Zhiping Science and Technology Development Co., Ltd. and $112,109 from Anytrust.

Due to related party:

As of December 31, 2018 and 2017, the Company has related party payables of $32,005 and $163,659, respectively, due to Mr. Jianxin Lin the Company’s founder, chairman of the board of directors and chief executive officer, who lend funds for the Company’s operations. The payables are unsecured, non-interest bearing and due on demand.